Post-Balance Sheet Events (Details) - Major ordinary share transactions $ in Billions	Jan. 30, 2025 USD ($) contract
Disclosure of non-adjusting events after reporting period [line items]
Authorized amount for share buy back | $	$ 3.5
Stock repurchase program, contract term	3 months
Stock repurchase program, number of contracts | contract	2